Annual Fund Operating Expenses - Instl - Vanguard Total International Bond Index Fund - Institutional Shares	Feb. 25, 2021
Operating Expenses:
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.07%